Offerings - Offering: 1	Mar. 27, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate principal amount of debt securities is being registered as may be issued from time to time at indeterminate prices (based on a percentage of principal amount). In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, the registrant is deferring payment of the registration fee.